UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                William E. White
                            c /o Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2006

                    Date of reporting period: April 30, 2006

Item 1.    Reports to Stockholders.


                                                              Semi-Annual Report

                                                                  April 30, 2006



White Oak Select Growth

Rock Oak Core Growth

Pin Oak Aggressive Stock

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences


O SMALL CAP GROWTH INVESTING
  NOW AVAILABLE WITH
  RIVER OAK DISCOVERY FUND

[OAK ASSOCIATES FUNDS LOGO OMITTED]

To Our Shareholders



Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Net Assets, Operations and Changes in Net Assets for the six-month period ended April 30, 2006. We recommend that you read the report carefully to help you stay informed about your investments.

We encourage you to take a detailed look at the two newest Oak Funds when you are considering diversifying your investments:

      RIVER OAK DISCOVERY FUND -- SMALL CAP GROWTH (OPENED 6/30/05)

      River Oak Discovery invests in smaller companies who are in the early stages of product or business growth, and have not yet been fully discovered by Wall Street. River Oak Discovery looks for companies with cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.

      ROCK OAK CORE GROWTH FUND -- LARGE CAP GROWTH (OPENED 12/31/04)

      Rock Oak Core is a diversified portfolio of larger, established growth companies who seek to capitalize on demographic, productivity and globalization trends. This fund has a broader array of sectors and holdings than our other, more focused funds.

For more information on these and all the Oak Funds, including performance, sector and portfolio holdings and a prospectus, call us toll-free at 1-888-462-5386 or visit our website at WWW.OAKFUNDS.COM.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,
The Oak Associates Funds


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Financial Highlights ........................................................  2
Statements of Net Assets ....................................................  6
Statements of Operations .................................................... 26
Statements of Changes in Net Assets ......................................... 28
Notes to Financial Statements ............................................... 31
Disclosure of Fund Expenses ................................................. 37
Board Considerations in Approving the Advisory Agreement .................... 39

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED) AND YEARS OR PERIODS ENDED OCTOBER 31,







                              REALIZED AND            DIVIDENDS
         NET ASSET     NET     UNREALIZED               FROM   DISTRIBUTIONS   TOTAL
           VALUE   INVESTMENT   GAINS OR     TOTAL       NET       FROM      DIVIDENDS
         BEGINNING   INCOME   (LOSSES) ON    FROM    INVESTMENT   CAPITAL       AND
         OF PERIOD   (LOSS)    SECURITIES OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
---------------------------------------------------------------------------------------------

WHITE OAK SELECT GROWTH FUND

 2006*   $31.35     $(0.05)#   $  1.52    $   1.47    $(0.02)     $   --     $(0.02)
 2005     31.41       0.01#++    (0.07)##    (0.06)       --          --         --
 2004     34.05      (0.19)      (2.45)      (2.64)       --          --         --
 2003     23.22      (0.10)      10.93       10.83        --          --         --
 2002     34.54      (0.12)     (11.20)     (11.32)       --          --         --
 2001     77.05      (0.15)     (42.08)     (42.23)       --       (0.28)     (0.28)


ROCK OAK CORE GROWTH FUND
 2006*   $10.10     $(0.03)#   $  1.10    $   1.07    $   --      $   --     $   --
 2005(1)  10.00      (0.05)#      0.15        0.10        --          --         --


PIN OAK AGGRESSIVE STOCK FUND
 2006*   $21.13     $(0.09)#   $  0.35    $   0.26    $   --      $   --     $   --
 2005     19.02      (0.16)#      2.27        2.11        --          --         --
 2004     19.13      (0.17)       0.06       (0.11)       --          --         --
 2003     11.63      (0.12)       7.62        7.50        --          --         --
 2002     21.61      (0.20)      (9.78)      (9.98)       --          --         --
 2001     69.45      (0.32)     (47.27)     (47.59)       --       (0.25)     (0.25)


RIVER OAK DISCOVERY FUND
 2006*   $10.10     $(0.04)#   $  2.26    $   2.22   $    --      $   --    $    --
 2005(2)  10.00      (0.03)#      0.13        0.10        --          --         --


RED OAK TECHNOLOGY SELECT FUND
 2006*   $ 6.55     $(0.03)#   $  0.45    $   0.42   $    --      $   --    $    --
 2005      6.30      (0.03)#+++   0.28        0.25        --          --         --
 2004      6.56      (0.08)      (0.18)      (0.26)       --          --         --
 2003      4.23      (0.05)       2.38        2.33        --          --         --
 2002      8.45      (0.08)      (4.14)      (4.22)       --          --         --
 2001     33.85      (0.14)     (25.26)     (25.40)       --          --         --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                                              RATIO OF
                                                                              EXPENSES
                                                                             TO AVERAGE
                                                                 RATIO OF    NET ASSETS
                                                    RATIO OF     EXPENSES    (EXCLUDING
            NET                                       NET       TO AVERAGE     WAIVER,
           ASSET           NET ASSETS  RATIO OF    INVESTMENT   NET ASSETS  REIMBURSEMENT
           VALUE             END OF    EXPENSES   INCOME (LOSS) (EXCLUDING     AND/OR      PORTFOLIO
          END OF   TOTAL     PERIOD   TO AVERAGE   TO AVERAGE    FEES PAID    FEES PAID    TURNOVER
          PERIOD   RETURN+    (000)   NET ASSETS   NET ASSETS   INDIRECTLY)  INDIRECTLY)     RATE
----------------------------------------------------------------------------------------------------

WHITE OAK SELECT GROWTH FUND

 2006*   $32.80     4.69%  $  676,117    1.17%       (0.29)%       1.17%        1.17%      30.69%
 2005     31.35    (0.19)     878,709    1.14         0.04++       1.14         1.14       36.46
 2004     31.41    (7.75)   1,569,899    1.07        (0.47)        1.07         1.07       15.83
 2003     34.05    46.64    2,136,891    1.07        (0.36)        1.08         1.11        4.28
 2002     23.22   (32.77)   1,593,995    1.00        (0.32)        1.01         1.01       10.76
 2001     34.54   (54.99)   3,188,358    0.95        (0.31)        0.95         0.95       15.44


ROCK OAK CORE GROWTH FUND
 2006*   $11.17    10.59%  $   11,558    1.19%       (0.52)%       1.19%        1.50%      41.54%
 2005(1)  10.10     1.00       10,560    1.15        (0.67)        1.15         1.89%      44.73


PIN OAK AGGRESSIVE STOCK FUND
 2006*   $21.39     1.23%  $  115,925    1.18%       (0.77)%       1.18%        1.23%       2.94%
 2005     21.13    11.09      139,379    1.15        (0.78)        1.15         1.22       28.02
 2004     19.02    (0.58)     190,839    1.15        (0.80)        1.15         1.17       21.10
 2003     19.13    64.49      233,503    1.11        (0.83)        1.12         1.23       21.67
 2002     11.63   (46.18)     143,775    1.00        (0.87)        1.09         1.09       17.68
 2001     21.61   (68.75)     363,083    0.99        (0.82)        0.99         0.99       20.91


RIVER OAK DISCOVERY FUND
 2006*   $12.32    21.98%  $    5,374    1.35%       (0.78)%       1.35%        3.37%      40.17%
 2005(2)  10.10     1.00        3,063    1.35        (0.79)        1.35         4.05       15.68


RED OAK TECHNOLOGY SELECT FUND
 2006*   $ 6.97     6.41%  $  138,150    1.21%       (0.98)%       1.21%        1.30%      46.13%
 2005      6.55     3.97      160,881    1.15        (0.50)+++     1.15         1.27       40.47
 2004      6.30    (3.96)     244,848    1.15        (1.01)        1.15         1.20       38.44
 2003      6.56    55.08      327,853    1.11        (0.98)        1.11         1.24       60.35
 2002      4.23   (49.94)     217,390    1.00        (0.97)        1.10         1.10       47.80
 2001      8.45   (75.04)     531,663    0.98        (0.84)        0.98         0.98       53.98

                                                                www.oakfunds.com

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED) AND YEARS OR PERIODS ENDED OCTOBER 31,




                                   REALIZED AND                                  NET
            NET ASSET               UNREALIZED                 DISTRIBUTIONS    ASSET
              VALUE        NET       GAINS OR        TOTAL         FROM         VALUE
            BEGINNING  INVESTMENT  (LOSSES) ON       FROM         CAPITAL      END OF
            OF PERIOD     LOSS      SECURITIES    OPERATIONS       GAINS       PERIOD
--------------------------------------------------------------------------------------------

BLACK OAK EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------------------
 2006*     $  2.05      $(0.01)#      $ 0.34      $  0.33       $  --          $ 2.38
 2005         2.08       (0.02)#       (0.01)##     (0.03)         --            2.05
 2004         2.21       (0.03)        (0.10)       (0.13)         --            2.08
 2003         1.23       (0.02)         1.00         0.98          --            2.21
 2002         2.98       (0.02)        (1.73)       (1.75)         --            1.23
 2001(3)     10.00       (0.02)        (7.00)       (7.02)         --            2.98


LIVE OAK HEALTH SCIENCES FUND
 2006*      $11.66      $(0.03)#      $(0.21)      $(0.24)      $  --          $11.42
 2005         9.44       (0.07)#        2.29         2.22          --           11.66
 2004         9.24       (0.07)         0.27         0.20          --            9.44
 2003         7.83       (0.05)         1.46         1.41          --            9.24
 2002        10.24       (0.05)        (2.36)       (2.41)         --            7.83
 2001(4)     10.00       (0.01)         0.25         0.24          --           10.24


* FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

#   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCRUAL WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE
    $0.03 AND 0.51%, RESPECTIVELY RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(3) THE BLACK OAK EMERGING TECHNOLOGY FUND COMMENCED OPERATIONS ON DECEMBER 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(4) THE LIVE OAK HEALTH SCIENCES FUND COMMENCED OPERATIONS ON JUNE 29, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

                                                                            RATIO OF
                                                               RATIO OF     EXPENSES
                                                 RATIO OF      EXPENSES    TO AVERAGE
                                                   NET        TO AVERAGE    NET ASSETS
                      NET ASSETS    RATIO OF    INVESTMENT    NET ASSETS   (EXCLUDING
                        END OF      EXPENSES       LOSS       (EXCLUDING   WAIVER AND    PORTFOLIO
           TOTAL        PERIOD     TO AVERAGE   TO AVERAGE     FEES PAID  /OR FEES PAID  TURNOVER
           RETURN+       (000)     NET ASSETS   NET ASSETS    INDIRECTLY)  INDIRECTLY)    RATE
--------------------------------------------------------------------------------------------------

BLACK OAK EMERGING TECHNOLOGY FUND
 2006*      16.10%    $ 48,033        1.22%       (1.13)%        1.22%        1.49%     44.63%
 2005       (1.44)      48,901        1.15        (1.13)         1.15         1.41      30.22
 2004       (5.88)      72,093        1.15        (1.14)         1.15         1.33      33.71
 2003       79.67       86,414        1.11        (1.08)         1.11         1.50      33.62
 2002      (58.72)      40,583        1.00        (0.86)         1.20         1.20      57.15
 2001(3)   (70.20)+    104,191        1.00        (0.52)         1.12         1.12       5.99


LIVE OAK HEALTH SCIENCES FUND
 2006*      (2.06)%   $ 33,003        1.18%       (0.52)%        1.18%        1.20%     35.85%
 2005       23.52       36,304        1.15        (0.66)         1.15         1.22      15.69
 2004        2.16       26,226        1.15        (0.75)         1.15         1.19       4.05
 2003       18.01       22,520        1.10        (0.66)         1.10         1.28      12.55
 2002      (23.54)      18,686        1.00        (0.56)         1.18         1.18      31.00
 2001(4)     2.40+      21,134        1.00        (0.49)         1.23         1.23         --


                                                                www.oakfunds.com

Statement of Net Assets

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
White Oak Select GrowthFund
--------------------------------------------------------------------------------


                              INDUSTRY WEIGHTING+


                 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Biological Products (No Dianostic Substances) 4.1%
Computer Communications Equipment 10.0%
Construction Machinary & Equipment  5.8%
Diversified Manufacturing 3.0%
E-Commerce - Services 7.3%
Electromedical & Electrotherapeutic Apparatus 4.8%
Hospital & Medical Service Plans 3.4%
Measuring & Controlling Devices 5.6%
Oil, Gas Field Services 5.7%
Pharmaceutical Preparations 4.5%
Security Brokers, Dealers & Flotation Companies 11.9%
Semiconductors & Related Devices 14.3%
Services - Allied to Motion Picture Production 2.1%
Services - Commercial Physical & Biological Research 2.2%
Services - Computer Programming Services 3.0%
Services - Prepackaged Software 3.2%
Telegraph & Other Message Communications 2.8%
Web Portals/ISP 5.1%
Repurchase Agreement 0.1%


 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.1%.

                                 MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.8%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 4.1%
 Amgen*             415,000  $    28,095
                             -----------
                                  28,095
                             -----------

 COMPUTER COMMUNICATIONS EQUIPMENT --  10.0%
 Cisco Systems*    1,900,000      39,805
 Juniper Networks* 1,490,000      27,535
                             -----------
                                  67,340
                             -----------

 CONSTRUCTION MACHINARY & EQUIPMENT -- 5.8%
 Caterpillar        520,000       39,385
                             -----------
                                  39,385
                             -----------

 DIVERSIFIED MANUFACTURING -- 3.0%
 ITT Industries*    360,000       20,243
                             -----------
                                  20,243
                             -----------

                                 MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

E-COMMERCE - SERVICES -- 7.3%
 Amazon.Com*        630,000  $    22,182
 eBay*              785,000       27,012
                             -----------
                                  49,194
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS --  4.8%
 Medtronic          650,000       32,578
                             -----------
                                  32,578
                             -----------

 HOSPITAL & MEDICAL SERVICE PLANS --  3.4%
 UnitedHealth Group 469,000       23,328
                             -----------
                                  23,328
                             -----------

 MEASURING & CONTROLLING DEVICES -- 5.6%
 Rockwell Automation 521,000      37,752
                             -----------
                                  37,752
                             -----------


1-888-462-5386

--------------------------------------------------------------------------------
White Oak Select GrowthFund (CONTINUED)
--------------------------------------------------------------------------------

                                 MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 OIL, GAS FIELD SERVICES --  5.7%
 Baker Hughes       473,000  $    38,233
                             -----------
                                  38,233
                             -----------

 PHARMACEUTICAL PREPARATIONS --  4.5%
 Teva Pharmaceutical
   Industries ADR   750,000       30,375
                             -----------
                                  30,375
                             -----------

 SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES -- 11.9%
 Goldman Sachs Group 210,000      33,661
 Charles Schwab    2,610,000      46,719
                             -----------
                                  80,380
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 14.3%
 Intel            1,515,000       30,270
 Linear Technology  900,000       31,950
 Qualcomm           670,000       34,398
                             -----------
                                  96,618
                             -----------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 2.1%
 Avid Technology*   370,000       14,263
                             -----------
                                  14,263
                             -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 2.2%
 Affymetrix*        520,000       14,898
                             -----------
                                  14,898
                             -----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 3.0%
 Cognizant Technology
   Solutions, Cl A* 315,000       20,037
                             -----------
                                  20,037
                             -----------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - PREPACKAGED SOFTWARE --  3.2%
 Electronic Arts*   375,000  $    21,300
                             -----------
                                  21,300
                             -----------

 TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS -- 2.8%
 Global Payments    400,000       18,972
                             -----------
                                  18,972
                             -----------

 WEB PORTALS/ISP -- 5.1%
 Google, Cl A*       83,000       34,689
                             -----------
                                  34,689
                             -----------

 TOTAL COMMON STOCK
      (Cost $539,901)(000)       667,680
                             -----------

 REPURCHASE AGREEMENT -- 0.1%
 Morgan Stanley (A)
   4.50%, dated 04/28/06,
   to be repurchased on
   05/01/06, repurchase
   price $894,106,
  (collateralized by a
   U.S. Treasury Note,
   4.625%, 05/15/06,
   total market
   value: $911,663)    $894          894
                             -----------

 TOTAL REPURCHASE AGREEMENT
      (Cost $894)(000)               894
                             -----------

 TOTAL INVESTMENTS -- 98.9%
      (Cost $540,795)(000)       668,574
                             -----------

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
White Oak Select GrowthFund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 OTHER ASSETS AND LIABILITIES -- 1.1%
 Payable for Fund Shares
   Redeemed                      $(1,102)
 Investment Advisory Fees
   Payable                          (314)
 Administration Fees Payable         (36)
 Trustees' Fees Payable              (19)
 Other Assets and
   Liabilities, Net                9,014
                             -----------
                                   7,543
                             -----------

 NET ASSETS -- 100.0%        $   676,117
                             ===========

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par
   value) based on 20,612,105
   outstanding shares of
   beneficial interest       $ 3,219,536
 Accumulated net investment
   loss                           (1,139)
 Accumulated net realized loss
   on investments             (2,670,059)

 Net unrealized appreciation
   on investments                127,779
                             -----------

 NET ASSETS -- 100.0%        $   676,117
                             ===========

 Net Asset Value, Offering and
   Redemption Price Per Share     $32.80
                                  ======

 * NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART
OF THE FINANCIAL STATEMENTS.

 1-888-462-5386

Statement of Net Assets

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

                              INDUSTRY WEIGHTING+

                 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Biological Products (No Diagnostic Substances) 5.7%
Computer Communications Equipment 1.0%
Computer Programming Services 1.9%
Consumer Wireless Devices 1.9%
Construction Machinery & Equipment 1.5%
Crude Petroleum Natural Gas 3.0%
Data Storage 2.4%
Diversified Manufacturing 2.1%
E-Commerce - Services 0.9%
Electromedical & Electrotherapeutic Apparatus 1.1%
Electronic Computers 1.3%
General Building Contractors - Residential Buildings 1.5%
Hospital & Medical Service Plans 2.1%
Measuring & Controlling Devices 4.4%
Mining, Machinery & Equipment 2.1%
Oil, Gas Field Services 2.6%
Patent Owners & Lessors 1.1%
Pharmaceutical Preparations 2.2%
Radiotelephone Communications 3.6%
Railroads 1.8%
Retail - Eating Places 3.3%
Retail - Handbag 1.8%
Retail - Lumber & other Building, Materials Dealers 3.2%
Security Brokers, Dealers & Flotation Companies 4.4%
Semiconductors & Related Devices 6.5%
Services - Allied to Motion Picture Production 0.7%
Services - Business Services 2.8%
Services - Computer Programming Services 5.1%
Services - Hotels & Motels 3.3%
Services - Prepackaged Software 4.5%
State Commercial Banks 3.8%
Trucking & Courier Services 3.2%
Well Equipment 1.9%
Web Portals/ISP 5.1%
Repurchase Agreement 6.2%


 + Percentages are based on net assets.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 93.8%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 5.7%
 Amgen                2,600  $       176
 Charles River Laboratories
   International*     6,700          317
 Genzyme              2,800          171
                             -----------
                                     664
                             -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 1.0%
 Juniper Networks*    6,500          120
                             -----------
                                     120
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 COMPUTER PROGRAMMING SERVICES -- 1.9%
 Satyam Computer Services
   ADR                6,000  $       216
                             -----------
                                     216
                             -----------

 CONSUMER WIRELESS DEVICES -- 1.9%
 Rockwell Collins     3,800          217
                             -----------
                                     217
                             -----------

 CONSTRUCTION MACHINERY & EQUIPMENT -- 1.5%
 Caterpillar          2,300          174
                             -----------
                                     174
                             -----------

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                 MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 CRUDE PETROLEUM NATURAL GAS -- 3.0%
 Ultra Petroleum*     1,500  $        96
 XTO Energy           5,933          251
                             -----------
                                     347
                             -----------

 DATA STORAGE -- 2.4%
 Motorola            13,000          278
                             -----------
                                     278
                             -----------

 DIVERSIFIED MANUFACTURING -- 2.1%
 ITT Industries       4,300          242
                             -----------
                                     242
                             -----------

 E-COMMERCE - SERVICES -- 0.9%
 eBay*                2,900          100
                             -----------
                                     100
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS --  1.1%
 Medtronic            2,600          130
                             -----------
                                     130
                             -----------

 ELECTRONIC COMPUTERS --  1.3%
 Apple Computer       2,100          148
                             -----------
                                     148
                             -----------

 GENERAL BUILDING CONTRACTORS -- RESIDENTIAL
   BUILDINGS --  1.5%
 Toll Brothers        5,500          177
                             -----------
                                     177
                             -----------

 HOSPITAL & MEDICAL SERVICE PLANS --  2.1%
 UnitedHealth Group   5,000          249
                             -----------
                                     249
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 MEASURING & CONTROLLING DEVICES --  4.4%
 Rockwell Automation  5,200  $       377
 Thermo Electron*     3,400          131
                             -----------
                                     508
                             -----------

 MINING, MACHINERY & EQUIPMENT --  2.1%
 Joy Global           3,775          248
                             -----------
                                     248
                             -----------

 OIL, GAS FIELD SERVICES --  2.6%
 Hugoton Royalty Trust  354           10
 Schlumberger         4,200          290
                             -----------
                                     300
                             -----------

 PATENT OWNERS & LESSORS --  1.1%
 Headwaters           3,700          125
                             -----------
                                     125
                             -----------

 PHARMACEUTICAL PREPARATIONS -- 2.2%
 Teva Pharmaceutical
   Industries ADR     6,300          255
                             -----------
                                     255
                             -----------

 RADIOTELEPHONE COMMUNICATIONS -- 3.6%
 Vimpel Communications
   ADR*               9,000          419
                             -----------
                                     419
                             -----------

 RAILROADS -- 1.8%
 Norfolk Southern     3,800          205
                             -----------
                                     205
                             -----------

 RETAIL -- EATING PLACES -- 3.3%
 Starbucks*          10,100          376
                             -----------
                                     376
                             -----------

1-888-462-5386

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

RETAIL -- HANDBAG --  1.8%
 Coach                6,200  $       205
                             -----------
                                     205
                             -----------

 RETAIL -- LUMBER & OTHER BUILDING,
   MATERIALS DEALERS -- 3.2%
 Lowe's               5,900          372
                             -----------
                                     372
                             -----------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 4.4%
 Goldman Sachs Group  3,200          513
                             -----------
                                     513
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 6.5%
 Marvell Technology*  5,800          331
 Qualcomm             8,100          416
                             -----------
                                     747
                             -----------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 0.7%
 Avid Technology*     2,100           81
                             -----------
                                      81
                             -----------

 SERVICES - BUSINESS SERVICES -- 2.8%
 Ctrip.com International
   ADR*               7,300          328
                             -----------
                                     328
                             -----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 5.1%
 Cognizant Technology
   Solutions, Cl A*   9,200          585
                             -----------
                                     585
                             -----------

                                 MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - HOTELS & MOTELS -- 3.3%
 Station Casinos      5,000  $       385
                             -----------
                                     385
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 4.5%
 Electronic Arts*     6,000          341
 NAVTEQ*              4,300          179
                             -----------
                                     520
                             -----------

 STATE COMMERCIAL BANKS -- 3.8%
 SVB Financial Group  8,700          442
                             -----------
                                     442
                             -----------

 TRUCKING & COURIER SERVICES -- 3.2%
 Expeditors
  International       4,300          368
                             -----------
                                     368
                             -----------

 WELL EQUIPMENT -- 1.9%
 National Oilwell
  Varco*              3,100          214
                             -----------
                                     214
                             -----------

 WEB PORTALS/ISP -- 5.1%
 Google, Cl A*        1,100          460
 Yahoo!*              3,800          124
                             -----------
                                     584
                             -----------

 TOTAL COMMON STOCK
      (Cost $9,269)(000)          10,842
                             -----------


                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 6.2%
 Morgan Stanley (A)
   4.50%, dated 04/28/06,
   to be repurchased on
   05/01/06, repurchase
   price $713,860
   (collateralized by a
   U.S. Treasury Note,
   4.625%, 05/15/06,
   total market value:
   $727,880)           $713  $       713
                             -----------

 TOTAL REPURCHASE AGREEMENT
     (Cost $713)(000)                713
                             -----------

 TOTAL INVESTMENTS -- 100.0%
     (Cost $9,982)(000)           11,555
                             -----------

 OTHER ASSETS AND LIABILITIES -- (0.0)%
 Receivable from Investment
   Adviser                             4
 Administration Fees Payable          (1)
 Other Assets and Liabilities, Net    --
                             -----------
                                       3
                             -----------

 NET ASSETS -- 100.0%        $    11,558
                             ===========

DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par
   value) based on 1,034,552
   outstanding shares of
   beneficial interest       $    10,175
 Accumulated net investment
   loss                              (29)
 Accumulated net realized loss
   on investments                   (161)
 Net unrealized appreciation
   on investments                  1,573
                             -----------

 NET ASSETS -- 100.0%        $    11,558
                             ===========

 Net Asset Value, Offering and Redemption
   Price Per Share                $11.17
                                  ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS

 AMOUNTS DESIGNATED AS "-" ARE $0 OR HAVE BEEN ROUNDED TO $0.

 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

 1-888-462-5386

Statement of Net Assets

APRIL 30, 2006 (UNAUDITED)


--------------------------------------------------------------------------------
Pin Oak AggressiveStock Fund
--------------------------------------------------------------------------------

                              INDUSTRY WEIGHTING+

                 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

Computer Communications Equipment 11.7%
E-Commerce - Services 10.5%
Measuring & Controlling Devices 5.0%
Retail - Jewelry Stores 7.6%
Security Brokers, Dealers & Flotation Companies 6.7%
Semiconductor Capital Equipment 8.8%
Semiconductors & Related Devices 13.3%
Services - Allied to Motion Picture Production 4.6%
Services - Commercial Physical & Biological Research 4.0%
Services - Computer Programming Services 4.7%
Services - Prepackaged Software 3.9%
Television Broadcasting Stations 3.5%
Web Portals/ISP 14.7%
Repurchase Agreement 0.8%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.2%.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.0%

 COMPUTER COMMUNICATIONS EQUIPMENT -- 11.7%
 Cisco Systems*     390,000  $     8,170
 Juniper Networks*  290,000        5,359
                             -----------
                                  13,529
                             -----------

 E-COMMERCE - SERVICES -- 10.5%
 Amzon.Com          180,000        6,338
 eBay*              170,000        5,850
                             -----------
                                  12,188
                             -----------

 MEASURING & CONTROLLING DEVICES -- 5.0%
 Rockwell Automation 80,000        5,797
                             -----------
                                   5,797
                             -----------

 RETAIL - JEWELRY STORES -- 7.6%
 Blue Nile          121,500        4,228
 Tiffany            130,000        4,536
                             -----------
                                   8,764
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 6.7%
 Charles Schwab     435,000  $     7,786
                             -----------
                                   7,786
                             -----------

 SEMICONDUCTOR CAPITAL EQUIPMENT -- 8.8%
 Applied Materials  300,000        5,385
 Kla-Tencor         100,000        4,816
                             -----------
                                  10,201
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 13.3%
 Linear Technolgoy  140,000        4,970
 Maxim Integrated
   Products         131,500        4,636
 Xilinx             210,700        5,830
                             -----------
                                  15,436
                             -----------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 4.6%
 Avid Technology*   140,000        5,397
                             -----------
                                   5,397
                             -----------

                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Pin Oak AggressiveStock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 4.0%
 Affymetrix*        160,000  $     4,584
                             -----------
                                   4,584
                             -----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 4.7%
 Cognizant Technology
   Solutions, Cl A*  85,000        5,407
                             -----------
                                   5,407
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 3.9%
 Cerner*            115,000        4,560
                             -----------
                                   4,560
                             -----------

 TELEVISION BROADCASTING STATIONS -- 3.5%
 IAC/InterActiveCorp 140,000       4,042
                             -----------
                                   4,042
                             -----------

 WEB PORTALS/ISP -- 14.7%
 Google, Cl A*       23,000        9,612
 Yahoo!*            227,000        7,442
                             -----------
                                  17,054
                             -----------

 TOTAL COMMON STOCK
      (Cost $78,242)(000)        114,745
                             -----------

 REPURCHASE AGREEMENT -- 0.8%
 Morgan Stanley (A)
   4.50%, dated 04/28/05,
   to be repurchased on
   05/01/06, repurchase
   price $971,318
   (collateralized by a
   U.S. Treasury Note,
   4.625%, 05/15/06,
   total market value:
   $990,401)           $971          971
                             -----------

 TOTAL REPURCHASE AGREEMENT
     (Cost $971)(000)                971
                             -----------

                                  MARKET
DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 TOTAL INVESTMENTS -- 99.8%
     (Cost $79,213)(000)     $   115,716
                             -----------

 OTHER ASSETS AND LIABILITIES -- 0.2%
 Payable for Fund Shares
   Redeemed                         (138)
 Investment Advisory Fees
   Payable                           (65)
 Administration Fees Payable          (6)
 Trustees' Fees Payable               (3)
 Other Assets and Liabilities,
   Net                               421
                             -----------
                                     209
                             -----------

 NET ASSETS -- 100.0%        $   115,925
                             ===========

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 5,419,893
   outstanding shares of
   beneficial interest       $   936,200
 Accumulated net investment
   loss                             (530)
 Accumulated net realized loss
   on investments               (856,248)
 Net unrealized appreciation
   on investments                 36,503
                             -----------

 NET ASSETS -- 100.0%        $   115,925
                             ===========
 Net Asset Value, Offering
   and Redemption Price
   Per Share                      $21.39
                                  ======

 * NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386

Statement of Net Assets

APRIL 30, 2006 (UNAUDITED)


--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


Air Courier Services 3.3%
Amusement and Recreational Services 3.5%
Biological Products (No Diagnostic Substances) 0.6%
Building & Construction Materials 2.8%
Consumer Wireless Devices 3.4%
Crude Petroleum Natural Gas 2.2%
Electromedical & Electrotherapeutic Apparatus 3.7%
Electronic Components 1.8%
Instruments and Related Products 3.2%
Mining Machinery & Equipment 3.1%
Oil, Gas Field Services 3.1%
Operative Builders 2.7%
Patent Owners & Lessors 2.2%
Retail - Eating Places 0.7%
Search, Detection, Navigation, Guidance, Aeronautical Systems 3.0% Security Brokers, Dealers & Flotation Companies 1.3%
Semiconductors & Related Devices 3.3%
Services - Allied to Motion Picture Production 1.1%
Services - Business Services 6.1%
Services - Commercial Physical & Biological Research 2.8%
Services - Management Services 3.0%
Services - Prepackaged Software 7.7%
State Commercial Banks 4.8%
Systems - Computer Integrated Systems Design 8.9%
Telegraph & Other Message Communications 3.8%
Web Portals/ISP 4.2%
Well Equipment 2.5%
Wholesale - Medical, Dental & Hospital Equipment & Supplies 1.5%
Repurchase Agreement 9.8%


 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 90.3%
--------------------------------------------------------------------------------
 AIR COURIER SERVICES -- 3.3%
 Forward Air          4,400  $       177
                             -----------
                                     177
                             -----------


 AMUSEMENT AND RECREATIONAL SERVICES -- 3.5%
 WMS Industries*      6,000          188
                             -----------
                                     188
                             -----------

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 0.6%
 Invitrogen*            500           33
                             -----------
                                      33
                             -----------

 BUILDING & CONSTRUCTION MATERIALS -- 2.8%
 Builders
  FirstSource*        6,900          149
                             -----------
                                     149
                             -----------

                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


 CONSUMER WIRELESS DEVICES -- 3.4%
 Viasat*              6,000 $        181
                             -----------
                                     181
                             -----------

 CRUDE PETROLEUM NATURAL GAS -- 2.2%
 Encore Acquisition*  3,850          118
                             -----------
                                     118
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 3.7%
 Palomar Medical
   Technologies*      4,700          198
                             -----------
                                     198
                             -----------

 ELECTRONIC COMPONENTS -- 1.8%
 Color Kinetics*      4,600           97
                             -----------
                                      97
                             -----------


                                                                www.oakfunds.com

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONTINUED)
--------------------------------------------------------------------------------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


 INSTRUMENTS AND RELATED PRODUCTS -- 3.2%
 American Science &
   Engineering        2,000 $        171
                             -----------
                                     171
                             -----------

 MINING MACHINERY & EQUIPMENT --  3.1%
 Bucyrus International,
   Cl A               3,150          164
                             -----------
                                     164
                             -----------

 OIL, GAS FIELD SERVICES -- 3.1%
 Oceaneering International 2,700     165
                             -----------
                                     165
                             -----------

 OPERATIVE BUILDERS -- 2.7%
 Meritage*            2,200          144
                             -----------
                                     144
                             -----------

 PATENT OWNERS & LESSORS -- 2.2%
 Headwaters*          3,500          118
                             -----------
                                     118
                             -----------

 RETAIL - EATING PLACES -- 0.7%
 PF Chang's China
   Bistro*              950           40
                             -----------
                                      40
                             -----------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS -- 3.0%
 DRS Technologies     2,900          161
                             -----------
                                     161
                             -----------

 SECURITY BROKERS, DEALERS & FLOTATION
   COMPANIES -- 1.3%
 Nuveen Investments,
  Cl A                1,500           72
                             -----------
                                      72


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------
 SEMICONDUCTORS & RELATED DEVICES -- 3.3%
 Formfactor*          4,300   $      179
                             -----------
                                     179
                             -----------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 1.1%
 Avid Technology*     1,500           58
                             -----------
                                      58
                             -----------

 SERVICES - BUSINESS SERVICES -- 6.1%
 Ctrip.com Intermational
   ADR*               3,600          162
 Ventiv Health*       5,600          168
                             -----------
                                     330
                             -----------

 SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH -- 2.8%
 Senomyx*             3,200           46
 Symyx Technologies*  3,600          105
                             -----------
                                     151
                             -----------

 SERVICES - MANAGEMENT SERVICES -- 3.0%
 Advisory Board       2,900          163
                             -----------
                                     163


 SERVICES - PREPACKAGED SOFTWARE -- 7.7%
 Ansys*               2,000          113
 Cerner*              2,200           87
 Packeteer*           7,000           91
 Verint Systems*      3,800          123
                             -----------
                                     414
                             -----------

 STATE COMMERCIAL BANKS -- 4.8%
 East West Bancorp    1,900           75
 SVB Financial Group* 3,600          183
                             -----------
                                     258
                             -----------


1-888-462-5386

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 8.9%
 Anteon
   International*     2,000  $       109
 Itron*               3,000          201
 Quality Systems      3,600          121
 Salesforce.com*      1,300           46
                             -----------
                                     477
                             -----------

 TELEGRAPH & OTHER MESSAGE
   COMMUNICATIONS -- 3.8%
 Global Payments      1,000           47
 j2 Global
  Communications      3,200          157
                             -----------
                                     204


 WEB PORTALS/ISP -- 4.2%
 Factset Research
   Systems            2,900          128
 Sify ADR*            8,400           99
                             -----------
                                     227
                             -----------

 WELL EQUIPMENT -- 2.5%
 Hydril               1,700          137
                             -----------
                                     137
                             -----------

 WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES -- 1.5%
 Conceptus            5,700           78
                             -----------
                                      78
                             -----------


 TOTAL COMMON STOCK
     (Cost $4,100)(000)            4,852
                             -----------


                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------



 REPURCHASE AGREEMENT -- 9.8%
 Morgan Stanley (A)
   4.50%, dated 04/28/06,
   to be repurchased on 05/01/06,
   repurchase price $526,069
   (collateralized by a U.S.
   Treasury Note, 4.625%,
   05/15/06, total market
   value: $536,399)    $526  $       526
                             -----------


 TOTAL REPURCHASE AGREEMENT
     (Cost $526)(000)                526
                             -----------


 TOTAL INVESTMENTS -- 100.1%
     (Cost $4,626)(000)            5,378
                             -----------

 OTHER ASSETS AND LIABILITIES -- (0.1)%
 Receivable from Investment Adviser    9
 Payable for Fund Shares Redeemed     (8)
 Other Assets and Liabilities, Net    (5)
                             -----------
                                      (4)
                             -----------

 NET ASSETS -- 100.0%        $     5,374
                             ===========


 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 436,149 outstanding
   shares of beneficial
   interest                  $     4,587
 Accumulated net investment loss     (16)
 Accumulated net realized gain
   on investments                     51
 Net unrealized appreciation
   on investments                    752
                             -----------

 NET ASSETS -- 100.0%        $     5,374
                             ===========
 Net Asset Value, Offering
   and Redemption
   Price Per Share                $12.32
                                  ======

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                WWW.OAKFUNDS.COM

Statement of Net Assets



APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

                               INDUSTRY WEIGHTING+

                 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


Biological Products (No Diagnostic Substances) 3.6%
Computer Communications Equipment 7.1%
Consumer Wireless Devices 3.1%
Diversified Manufacturing 2.4%
E-Commerce - Services 6.9%
Electronic Computers 10.1%
Radiotelephone Communications 3.4%
Retail - Jewelry Stores 0.9%
Semiconductor Capital Equipment 0.6%
Semiconductors & Related Devices 24.3%
Services - Computer Programming Services 2.3%
Services - Prepackaged Software 11.7%
Surgical & Medical Instruments & Apparates 4.6%
Systems - Computer Integrated Systems Design 3.4%
Repurchase Agreement 1.6%
Television Broadcasting Stations 1.2%
Web Portals/ISP 12.5%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.2%.

                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 3.6%
 Gilead Sciences     85,000  $     4,887
                             -----------
                                   4,887
                             -----------

 COMPUTER COMMUNICATIONS EQUIPMENT -- 7.1%
 Cisco Systems*     225,000        4,714
 Juniper Networks*  275,000        5,082
                             -----------
                                   9,796
                             -----------

 CONSUMER WIRELESS DEVICES -- 3.1%
 Rockwell Automation 75,000        4,290
                             -----------
                                   4,290
                             -----------


 DIVERSIFIED MANUFACTURING -- 2.4%
 ITT Industries      60,000        3,374
                             -----------
                                   3,374
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 E-COMMERCE - SERVICES -- 6.9%
 Amazon.com*         85,000   $    2,993
 eBay*              191,200        6,579
                             -----------
                                   9,572
                             -----------

 ELECTRONIC COMPUTERS -- 10.1%
 Apple Computer*     80,000        5,631
 Dell*              261,000        6,838
 International Business
   Machines          18,000        1,482
                             -----------
                                  13,951
                             -----------

 RADIOTELEPHONE COMMUNICATIONS -- 3.4%
 Vimpel Communications
   ADR*             100,000        4,655
                             -----------
                                   4,655
                             -----------

1-888-462-5386

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


 RETAIL - JEWELRY STORES -- 0.9%
 Blue Nile*          35,000  $     1,218
                             -----------
                                   1,218
                             -----------


 SEMICONDUCTOR CAPITAL EQUIPMENT -- 0.6%
 Applied Materials   20,000          359
 Kla-Tencor          10,000          481
                             -----------
                                     840
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 24.3%
 Adobe Systems*     180,000        7,056
 Broadcom, Cl A*    170,000        6,989
 Formfactor*         75,000        3,127
 Marvel Technology
   Group*           145,000        8,278
 Qualcomm*          158,000        8,112
                             -----------
                                  33,562
                             -----------

 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 2.3%
 Satyam Computer Services
   ADR               90,000        3,238
                             -----------
                                   3,238
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 11.7%
 BMC Software*       15,000          323
 Electronic Arts*    70,000        3,976
 Micrsoft            45,000        1,087
 Navteq*            125,000        5,190
 Red Hat*           190,000        5,584
                             -----------
                                  16,160
                             -----------


                    SHARES/FACE   MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------


 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATES -- 4.6%
 Intuitive Surgical  50,000  $     6,350
                             -----------
                                   6,350
                             -----------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 3.4%
 Salesforce.com*    135,000        4,732
                             -----------
                                   4,732
                             -----------

 TELEVISION BROADCASTING STATIONS -- 1.2%
 IAC/InterActiveCorp 55,000        1,588
                             -----------
                                   1,588
                             -----------


 WEB PORTALS/ISP -- 12.6%
 Google*             25,000       10,448
 Yahoo!*            211,000        6,917
                             -----------
                                  17,365
                             -----------


 TOTAL COMMON STOCK
     (Cost $107,395)(000)        135,578
                             -----------

 REPURCHASE AGREEMENT -- 1.6%
 Morgan Stanley (A)
   4.50%, dated 04/28/06,
   to be repurchased on 05/01/06,
   repurchase price $2,263,385,
   (collateralized by a U.S.
   Treasury Note, 4.625%,
   05/15/06, total market
   value: $2,307,829) $2,263       2,263
                             -----------


 TOTAL REPURCHASE AGREEMENT
     (Cost $2,263)(000)            2,263
                             -----------


 TOTAL INVESTMENTS -- 99.8%
      (Cost $109,658)(000)       137,841
                             -----------


                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                VALUE (000)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.2%

 Payable for Investment Securities
  Purchased                  $    (2,562)
 Payable for Fund Shares
  Redeemed                          (162)
 Investment Advisory Fees Payable    (87)
 Administration Fees Payable          (7)
 Trustees' Fees Payable               (4)
 Other Assets and
  Liabilities, Net                 3,131
                             -----------
                                     309
                             -----------

 NET ASSETS -- 100.0%        $   138,150
                             ===========
 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 19,830,435
   outstanding shares of
   beneficial interest       $ 1,790,324
 Accumulated net investment
   loss                            (761)
 Accumulated net realized loss
   on investments             (1,679,596)
 Net unrealized appreciation
   on investments                 28,183
                             -----------

 NET ASSETS -- 100.0%        $   138,150
                             ===========

 Net Asset Value, Offering and Redemption
   Price Per Share                 $6.97
                                   =====

 * NON-INCOME PRODUCING SECURITY
 (A) TRI-PARTY REPURCHASE AGREEMENT
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.


1-888-462-5386

Statement of Net Assets


APRIL 30, 2006 (UNAUDITED)


--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------


                               INDUSTRY WEIGHTING+

                    [PIE CHART OMITTED -- PLOT AS FOLLOWS:]


Advertising Services 2.7%
Amusement and Recreational Services 3.4%
Computer Storage Devices 0.8%
Consumer Wireless Devices 2.5%
Electronic Components 2.0%
Instruments and Related Products 3.6%
Oil, Gas Field Services 4.0%
Patent Owners & Lessors 3.3%
Search, Detection, Navigation, Guidance, Auronautical Systems 8.3% Secuirty Brokers and Dealers 3.9%
Semiconductors & Related Devices 18.8%
Services - Allied to Motion Picture Production 0.9%
Services - Business Services 4.1%
Services - Commercial Physical & Biological Research 4.3%
Services - Computer Programming Services 7.4%
Services - Prepackaged Software 18.0%
State Commercial Banks 3.7%
Systems - Computer Integrated Systems Design 7.3%
Repurchase Agreement 1.5%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.5)%.


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCK -- 99.0%
 ADVERTISING SERVICES -- 2.7%
 Marchex, Cl B*      60,000   $    1,306
                             -----------
                                   1,306
                             -----------

 AMUSEMENT AND RECREATIONAL SERVICES -- 3.4%
 WMS Industries*     51,900        1,622
                             -----------
                                   1,622
                             -----------

 COMPUTER STORAGE DEVICES -- 0.8%
 Rackable Systems*    7,500          385
                             -----------
                                     385
                             -----------

 CONSUMER WIRELESS DEVICES -- 2.5%
 Viasat*             39,400        1,187
                             -----------
                                   1,187
                             -----------


                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 ELECTRONIC COMPONENTS -- 2.0%
 Color Kinetics*     45,000  $       954
                             -----------
                                     954
                             -----------

 INSTRUMENTS AND RELATED PRODUCTS -- 3.6%
 American Science &
   Engineering*      20,000        1,714
                             -----------
                                   1,714
                             -----------

 OIL, GAS FIELD SERVICES -- 4.0%
 Oceaneering
   International*    31,200        1,904
                             -----------
                                   1,904
                             -----------

 PATENT OWNERS & LESSORS -- 3.3%
 Headwaters          47,600        1,603
                             -----------
                                   1,603
                             -----------


                                                                www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AURONAUTICAL SYSTEMS -- 8.3%
 DRS Technologies    39,000  $     2,166
 Flir Systems*       75,000        1,834
                             -----------
                                   4,000
                             -----------

 SECUIRTY BROKERS AND DEALERS -- 3.9%
 International Securities
   Exchange          42,600        1,872

                             -----------
                                   1,872
                             -----------

 SEMICONDUCTORS & RELATED DEVICES -- 18.8%
 Cree*               40,000        1,193
 DSP Group*          60,000        1,622
 Formfactor*         47,400        1,976
 Marvell Technology
   Group*            47,500        2,712
 Sirf Technology
   Holdings*         45,000        1,537
                             -----------
                                   9,040
                             -----------

 SERVICES - ALLIED TO MOTION PICTURE
   PRODUCTION -- 0.9%
 Avid Technology*    11,000          424
                             -----------
                                     424
                             -----------

 SERVICES - BUSINESS SERVICES -- 4.1%
 Ctrip.com
   International
    ADR*             44,000        1,980
                             -----------
                                   1,980
                             -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 4.3%
 Symyx Technologies* 70,000        2,040
                             -----------
                                   2,040
                             -----------

                                  MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------


 SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 7.4%
 Cognizant Technology
   Solutions, Cl A*  48,000  $     3,053
 Satyam Computer
   Services ADR      13,800          497
                             -----------
                                   3,550
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 18.0%
 Activision          95,000        1,348
 NAVTEQ*             50,000        2,076
 Packeteer*         100,000        1,306
 Ultimate Software
   Group*            70,000        1,790
 Verint Systems*     65,700        2,131
                             -----------

                                   8,651
                             -----------

 STATE COMMERCIAL BANKS -- 3.7%
 SVB Financial*      35,200        1,787
                             -----------
                                   1,787
                             -----------

 SYSTEMS - COMPUTER INTEGRATED SYSTEMS
   DESIGN -- 7.3%
 F5 Networks*        26,000        1,523
 Salesforce.com*     56,700        1,987
                             -----------
                                   3,510
                             -----------


 TOTAL COMMON STOCK
    (Cost $35,184)(000)           47,529
                             -----------


                                                                  1-888-462-5386

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------

                       FACE       MARKET
DESCRIPTION        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENT -- 1.5%
 Morgan Stanley (A)
   4.50%, dated 04/28/06,
   to be repurchased on 05/01/06,
   repurchase price $732,003
   (collateralized by a U.S.
   Treasury Note, 4.625%,
   05/15/06, total market
   value: $746,376)    $732  $       732
                             -----------


 TOTAL REPURCHASE AGREEMENT
     (Cost $732)(000)                732
                             -----------


 TOTAL INVESTMENTS -- 100.5%
      (Cost $35,916)(000)         48,261
                             -----------

 OTHER ASSETS AND LIABILITIES -- (0.5)%
 Payable for Investment
   Securities Purchased           (1,871)
 Payable for Fund Shares
   Redeemed                          (30)
 Investment Advisory Fees Payable    (16)
 Administration Fees Payable          (3)
 Trustees' Fees Payable               (1)
 Other Assets and Liabilities,
   Net                             1,693
                             -----------
                                    (228)
                             -----------

 NET ASSETS -- 100.0%        $    48,033
                             ===========


DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 20,206,552
   outstanding shares of
   beneficial interest       $    322,897
 Accumulated net investment
   loss                             (280)
 Accumulated net realized loss
   on investments               (286,929)
 Net unrealized appreciation
   on investments                 12,345
                             -----------
 NET ASSETS -- 100.0%        $    48,033
                             ===========

 Net Asset Value, Offering and Redemption
   Price Per Share                 $2.38
                                   =====

 * NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                WWW.OAKFUNDS.COM

Statement of Net Assets

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------




                               INDUSTRY WEIGHTING+

                 [PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]


Biological Products (No Diagnostic Substances) 28.4%
Electromedical & Electrotherapeutic Apparatus 6.3%
In Vitro & In Vivo Diagnostic Substances 1.3%
Laboratory Analytical Instruments 9.7%
Orthopedic, Prosthetic & Surgical Appliances & Supplies 5.0%
Pharmaceutical Preparations 27.7%
Semiconductors & Related Devices 1.7%
Services - Commercial Physical & Biological Research 5.4%
Services - Prepackaged Software 4.1%
Surgical & Medical Instruments & Apparates 5.6%
Wholesale - Drugs, Proprietaries & Druggists' Sundries 4.2%

 + Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.6%.

                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.4%

 BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) -- 28.4%
 Amgen*              28,300  $     1,916
 Cell Genesys*      215,000        1,462
 Charles River
   Laboratories
   International*    21,600        1,021
 Genentech*          16,300        1,299
 Invitrogen*         33,000        2,178
 Medimmune*          48,000        1,511
                             -----------
                                   9,387
                             -----------

 ELECTROMEDICAL & ELECTROTHERAPEUTIC
   APPARATUS -- 6.3%
 Medtronic           41,800        2,095
                             -----------
                                   2,095
                             -----------
 IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES -- 1.3%
 EPIX Pharmaceuticals* 114,713       446
                             -----------
                                     446
                             -----------


                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 LABORATORY ANALYTICAL INSTRUMENTS -- 9.7%
 Applied Biosystems
   Group - Applera   46,000  $     1,327
 Bruker BioSciences  10,000           59
 Waters*             39,700        1,799
                             -----------
                                   3,185
                             -----------

 ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES -- 5.0%
 Stryker             37,300        1,632
                             -----------
                                   1,632
                             -----------

 PHARMACEUTICAL PREPARATIONS -- 27.7%
 Corcept
  Therapeutics*     180,052          911
 Eli Lilly           26,300        1,392
 Johnson & Johnson   17,200        1,008
 Medicis Pharmaceutical,
   Cl A              42,900        1,410
 Pfizer              40,500        1,026
 Rigel
   Pharmaceuticals*  32,700          351
 Teva Pharmaceutical
   Industries ADR    49,700        2,013
 Watson
   Phamaceuticals    36,200        1,029
                             -----------
                                   9,140
                             -----------

1-888-462-5386

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                   MARKET
DESCRIPTION           SHARES    VALUE (000)
--------------------------------------------------------------------------------

 SEMICONDUCTORS & RELATED DEVICES -- 1.7%
 Caliper Life
   Sciences*         91,200  $       555
                             -----------
                                     555
                             -----------

 SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH -- 5.4%
 Affymetrix*         62,400        1,788
                             -----------
                                   1,788
                             -----------

 SERVICES - PREPACKAGED SOFTWARE -- 4.1%
 Cerner*             34,400        1,364
                             -----------
                                   1,364
                             -----------


 SURGICAL & MEDICAL INSTRUMENTS &
   APPARATES -- 5.6%
 Techne*             32,400        1,836
                             -----------
                                   1,836
                             -----------

 WHOLESALE - DRUGS, PROPRIETARIES &
   DRUGGISTS' SUNDRIES -- 4.2%
 AmerisourceBergen   31,900        1,376
                             -----------
                                   1,376
                             -----------


 TOTAL INVESTMENTS -- 99.4%
     (Cost $27,342)(000)           32,804
                             -----------

 OTHER ASSETS AND LIABILITIES -- 0.6%
 Payable for Fund Shares Redeemed    (62)
 Investment Advisory Fees Payable    (27)
 Payable to Custodian                (19)
 Administration Fees Payable          (2)
 Trustees' Fees Payable               (1)
 Other Assets and Liabilities, Net   310
                             -----------
                                     199
                             -----------

 NET ASSETS -- 100.0%        $    33,003
                             ===========



DESCRIPTION                     VALUE (000)
--------------------------------------------------------------------------------

 NET ASSETS:
 Portfolio Shares (unlimited
   authorization -- no par value)
   based on 2,891,129
   outstanding shares of
   beneficial interest       $    29,961
 Accumulated net investment
   loss                             (129)
 Accumulated net realized loss
   on investments                 (2,291)

 Net unrealized appreciation
   on investments                  5,462
                             -----------
 NET ASSETS -- 100.0%        $    33,003
                             ===========

 Net Asset Value, Offering and Redemption
   Price Per Share                $11.42
                                  ======

 * NON-INCOME PRODUCING SECURITY
 ADR -- AMERICAN DEPOSITARY RECEIPT
 CL -- CLASS
 THE ACCOMPANYING NOTES ARE AN INTERGRAL PART
 OF THE FINANCIAL STATEMENTS.


                                                                WWW.OAKFUNDS.COM

Statements of Operations (000)

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED)


                                                        WHITE OAK         ROCK OAK
                                                      SELECT GROWTH      CORE GROWTH
                                                          FUND              FUND
--------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                              $ 3,443         $    29
   Interest                                                    68               9
   Less: Foreign Withholding Tax                              (17)             --
--------------------------------------------------------------------------------------------
      Total Investment Income                               3,494              38
--------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                 2,941              41
   Administration Fees                                        218               3
   Transfer Agent Fees                                      1,078              16
   Printing Fees                                              176               3
   Registration Fees                                           41              --
   Trustees' Fees                                              40               1
   Professional Fees                                           35               9
   Custodian Fees                                              24               1
   Offering Fees                                               --              10
   Insurance and Other Fees                                    80               1
--------------------------------------------------------------------------------------------
      Total Expenses                                        4,633              85
--------------------------------------------------------------------------------------------
   Less: Investment Advisory
           Fees Waived                                       --               (18)
         Reimbursement from Adviser                          --               --
--------------------------------------------------------------------------------------------
      Net Expenses                                          4,633              67
--------------------------------------------------------------------------------------------
      Net Investment Loss                                  (1,139)            (29)
--------------------------------------------------------------------------------------------
   Net Realized Gain on
      Securities Sold                                      64,785             116
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                            (22,712)          1,037
--------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments                      42,073           1,153
--------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations                          $ 40,934          $1,124
============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386


                                                         PIN OAK          RIVER OAK         RED OAK
                                                     AGGRESSIVE STOCK     DISCOVERY       TECHNOLOGY
                                                           FUND             FUND          SELECT FUND
--------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                            $    263           $    5           $    123
   Interest                                                   15                7                 57
   Less: Foreign Withholding Tax                              --               --                 --
--------------------------------------------------------------------------------------------------------
      Total Investment Income                                278               12                180
--------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                  507               19                575
   Administration Fees                                        38                1                 43
   Transfer Agent Fees                                       224               13                308
   Printing Fees                                              32                2                 37
   Registration Fees                                           6               --                  7
   Trustees' Fees                                              7               --                  8
   Professional Fees                                          14                8                 14
   Custodian Fees                                              4               --                  5
   Offering Fees                                              --               27                 --
   Insurance and Other Fees                                   13               --                 15
--------------------------------------------------------------------------------------------------------
      Total Expenses                                         845               70              1,012
--------------------------------------------------------------------------------------------------------
   Less: Investment Advisory
   Fees Waived                                               (37)             (19)               (71)
         Reimbursement from Adviser                           --              (23)                --
--------------------------------------------------------------------------------------------------------
      Net Expenses                                           808               28                941
--------------------------------------------------------------------------------------------------------
      Net Investment Loss                                   (530)             (16)              (761)
--------------------------------------------------------------------------------------------------------
   Net Realized Gain on
      Securities Sold                                      5,607               69             21,533
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                            (2,344)             726            (10,190)
--------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments                      3,263              795             11,343
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations                           $2,733             $779            $10,582
========================================================================================================







                                                          BLACK OAK        LIVE OAK
                                                          EMERGING      HEALTH SCIENCES
                                                       TECHNOLOGY FUND       FUND
-----------------------------------------------------------------------------------------
Investment Income:
   Dividends                                              $      6      $      109
   Interest                                                     17              56
   Less: Foreign Withholding Tax                                --              (1)
-----------------------------------------------------------------------------------------
      Total Investment Income                                   23             164
-----------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                    184             184
   Administration Fees                                          14              14
   Transfer Agent Fees                                         138              68
   Printing Fees                                                13              14
   Registration Fees                                             2               1
   Trustees' Fees                                                3               2
   Professional Fees                                            10              11
   Custodian Fees                                                1               2
   Offering Fees                                                --              --
   Insurance and Other Fees                                      5               3
-----------------------------------------------------------------------------------------
      Total Expenses                                           370             299
-----------------------------------------------------------------------------------------
   Less: Investment Advisory
   Fees Waived                                                 (67)             (6)
         Reimbursement from Adviser                             --              --
-----------------------------------------------------------------------------------------
      Net Expenses                                             303             293
-----------------------------------------------------------------------------------------
      Net Investment Loss                                     (280)           (129)
-----------------------------------------------------------------------------------------
   Net Realized Gain on
      Securities Sold                                        6,446             362
   Net Change in Unrealized
      Appreciation (Depreciation)
      of Investment Securities                               1,283          (1,375)
-----------------------------------------------------------------------------------------
      Net Realized and Unrealized
           Gain (Loss) on Investments                        7,729          (1,013)
-----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations                             $7,449        $ (1,142)
=========================================================================================

                                                                www.oakfunds.com
                                       27

Statements of Changes in Net Assets (000)



FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2005


                                                    WHITE OAK                         ROCK OAK
                                                  SELECT GROWTH                     CORE GROWTH
                                                      FUND                              FUND
-------------------------------------------------------------------------------------------------------------
                                            11/01/05          11/01/04         11/01/05       12/31/04(1)
                                           TO 04/30/06      TO 10/31/05     TO 04/30/06      TO 10/31/05
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)           $   (1,139)      $      498          $   (29)        $   (51)
   Net Realized Gain (Loss)
      on Securities Sold                      64,785         (316,096)             116            (277)
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities                  (22,712)         322,828            1,037             536
-------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations               40,934            7,230            1,124             208
-------------------------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                        (498)              --               --              --
-------------------------------------------------------------------------------------------------------------
            Total Dividends                     (498)              --               --              --
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions
 (in dollars):
   Shares Issued                              30,126           64,348            1,216          12,581
   Shares Issued in Lieu of Cash
      Distributions                              470               --               --              --
   Shares Redeemed                          (273,624)        (762,768)          (1,342)         (2,229)
-------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net
         Assets from Capital
         Share Transactions                 (243,028)        (698,420)            (126)         10,352
-------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets                (202,592)        (691,190)             998          10,560
-------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                       878,709        1,569,899           10,560              --
-------------------------------------------------------------------------------------------------------------
   End of Period                          $  676,117       $  878,709          $11,558         $10,560
=============================================================================================================
   Undistributed Net Investment Income
       (Accumulated Net Investment Loss)  $   (1,139)             498              (29)        $    --
=============================================================================================================
Shares Issued and Redeemed:
   Issued                                        921            2,024              112           1,277
   Issued in Lieu of Cash Distributions           14               --               --              --
   Redeemed                                   (8,348)         (23,982)            (123)           (231)
-------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                   (7,413)         (21,958)             (11)          1,046
=============================================================================================================

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004.
(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

1-888-462-5386


                                                        PIN OAK                     RIVER OAK
                                                   AGGRESSIVE STOCK                 DISCOVERY
                                                         FUND                          FUND
-------------------------------------------------------------------------------------------------------
                                             11/01/05         11/01/04       11/01/05     06/30/05(2)
                                           TO 04/30/06      TO 10/31/05    TO 04/30/06    TO 10/31/05
-------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)              $  (530)       $  (1,300)      $   (16)      $     (7)
   Net Realized Gain (Loss)
      on Securities Sold                       5,607          (12,825)           69            (18)
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities                   (2,344)          32,905           726             26
-------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations                2,733           18,780           779              1
-------------------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                          --               --            --             --
-------------------------------------------------------------------------------------------------------
            Total Dividends                       --               --            --             --
-------------------------------------------------------------------------------------------------------
Capital Share Transactions
 (in dollars):
   Shares Issued                               7,560           13,722         1,854          3,079
   Shares Issued in Lieu of Cash
      Distributions                               --               --            --             --
   Shares Redeemed                           (33,747)         (83,962)         (322)           (17)
-------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net
         Assets from Capital
         Share Transactions                  (26,187)         (70,240)        1,532          3,062
-------------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets                 (23,454)         (51,460)        2,311          3,063
-------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                       139,379          190,839         3,063             --
-------------------------------------------------------------------------------------------------------
   End of Period                            $115,925         $139,379        $5,374         $3,063
=======================================================================================================
   Undistributed Net Investment Income
       (Accumulated Net Investment Loss)    $   (530)        $     --        $  (16)        $   --
=======================================================================================================
Shares Issued and Redeemed:
   Issued                                        333              678           160            305
   Issued in Lieu of Cash Distributions           --               --            --             --
   Redeemed                                   (1,510)          (4,112)          (27)            (2)
-------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                   (1,177)          (3,434)          133            303
=======================================================================================================




                                                    RED OAK                    BLACK OAK
                                                   TECHNOLOGY                   EMERGING
                                                  SELECT FUND               TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------
                                              11/01/05      11/01/04       11/01/05      11/01/04
                                            TO 04/30/06   TO 10/31/05    TO 04/30/06    TO 10/31/05
----------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)             $   (761)     $  (1,001)       $   (280)     $   (719)
   Net Realized Gain (Loss)
      on Securities Sold                      21,533         21,296           6,446         8,146
   Net Unrealized Appreciation
      (Depreciation) of
      Investment Securities                  (10,190)       (11,183)          1,283        (7,070)
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations               10,582          9,112           7,449           357
----------------------------------------------------------------------------------------------------
Dividends to Shareholders:
   Net Investment Income                          --             --              --            --
----------------------------------------------------------------------------------------------------
            Total Dividends                       --             --             --             --
----------------------------------------------------------------------------------------------------
Capital Share Transactions
 (in dollars):
   Shares Issued                               2,411          8,937           2,951         7,881
   Shares Issued in Lieu of Cash
      Distributions                               --             --              --            --
   Shares Redeemed                           (35,724)      (102,016)        (11,268)      (31,430)
----------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net
         Assets from Capital
         Share Transactions                  (33,313)       (93,079)         (8,317)      (23,549)
----------------------------------------------------------------------------------------------------
            Total Increase (Decrease)
               in Net Assets                 (22,731)       (83,967)           (868)      (23,192)
Net Assets:
   Beginning of Period                       160,881        244,848          48,901        72,093
----------------------------------------------------------------------------------------------------
   End of Period                            $138,150       $160,881         $48,033       $48,901
====================================================================================================
   Undistributed Net Investment Income
       (Accumulated Net Investment Loss)    $   (761)            --         $  (280)      $    --
====================================================================================================
Shares Issued and Redeemed:
   Issued                                        344          1,357           1,304         3,571
   Issued in Lieu of Cash Distributions           --             --              --            --
   Redeemed                                   (5,078)       (15,646)         (4,978)      (14,350)
----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                   (4,734)       (14,289)         (3,674)      (10,779)
====================================================================================================

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                                       29

Statements of Changes in Net Assets (000)



FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2005

                                                                           LIVE OAK
                                                                       HEALTH SCIENCES
                                                                             FUND
                                                                  11/01/05           11/01/04
                                                                TO 04/30/06         TO 10/31/05
---------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Loss                                           $   (129)           $   (195)
   Net Realized Gain on Securities Sold                               362                 252
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities                                      (1,375)              5,638
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                     (1,142)              5,695
---------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares Issued                                                   23,168              17,909
   Shares Redeemed                                                (25,327)            (13,526)
---------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Capital
        Share Transactions                                         (2,159)              4,383
---------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets                (3,301)             10,078
---------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                             36,304              26,226
---------------------------------------------------------------------------------------------------
   End of Period                                                  $33,003             $36,304
===================================================================================================
   Undistributed Net Investment Income
      (Accumulated Net Investment Loss)                         $    (129)          $      --
===================================================================================================
Shares Issued and Redeemed:
   Issued                                                           1,925               1,587
   Redeemed                                                        (2,148)             (1,251)
---------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Share Transactions                  (223)                336
===================================================================================================

AMOUNTS DESIGNATED AS"--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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


Notes to Financial Statements


APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

  USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

  Securities for which market prices are not "readily available" (of which there were none as of April 30, 2006) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-

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                                       31

APRIL 30, 2006 (UNAUDITED)

  listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

  SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

  EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

  OFFERING FEES--Offering Fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement are being amortized over a twelve-month period. Offering Fees for the River Oak Discovery Fund were $53,538. As of April 30, 2006, $8,869, remains to be amortized.

  REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the

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

"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 4, 2005, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the six-month period ended April 30, 2006, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the
Funds:

                                     AMOUNT (000)
                                      -----------
White Oak Select Growth Fund              $592
Rock Oak Core Growth Fund                    2
Pin Oak Aggressive Stock Fund               79
Red Oak Technology Select Fund              82
Black Oak Energing Technology Fund          21
Live Oak Health Sciences Fund               26

The Trust and the Distributor are parties to an Amended and restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Prior to March 1, 2006, the Adviser had agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necessary) in order to limit operating expenses to not more than 1.15% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth, Pin Oak Aggressive Stock, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds, and 1.35% of the average daily net assets of the River Oak Discovery Fund. Effective March 1, 2006, the Advisor has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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                                       33

APRIL 30, 2006 (UNAUDITED)

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2006, were as follows (000):

                                     PURCHASES         SALES
                                      --------      ---------
White Oak Select Growth Fund          $241,227       $489,168
Rock Oak Core Growth Fund                4,487          4,808
Pin Oak Aggressive Stock Fund            3,958         31,052
River Oak Discovery Fund                 2,873          1,531
Red Oak Technology Select Fund          70,172        105,443
Black Oak Emerging Technology
  Fund                                  21,868         30,872
Live Oak Health Sciences Fund           16,202         17,082

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------
Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

There were no dividends or distributions declared during the years ended October 31, 2005 and October 31, 2004.


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                                       34

As of October 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                       TOTAL
                                                                                   DISTRIBUTABLE
                                 UNDISTRIBUTED     CAPITAL            NET            EARNINGS
                                    ORDINARY         LOSS           UNREALIZED     (ACCUMULATED
                                     INCOME      CARRYFORWARD     APPRECIATION        LOSSES)
                                   ----------    ------------     ------------     -----------
 White Oak Select Growth Fund         $498       $(2,734,844)        $150,491      $(2,583,855)
 Rock Oak Core Growth Fund              --              (196)             455              259
 Pin Oak Aggressive Stock Fund          --          (861,855)          38,847         (823,008)
 River Oak Discovery Fund               --               (16)              24                8
 Red Oak Technology Select Fund         --        (1,700,993)          38,237       (1,662,756)
 Black Oak Emerging Technology Fund     --          (293,375)          11,062         (282,313)
 Live Oak Health Sciences Fund          --            (2,653)           6,837            4,184

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):


                                                       EXPIRING OCTOBER 31,
                           -------------------------------------------------------------------------
                           2008      2009        2010       2011       2012      2013       TOTAL
                           -----     ----        ----      -----      -----     -----       -----
White Oak Select Growth
  Fund                    $  --    $749,069   $712,973   $206,602   $744,256   $321,944   $2,734,844
Rock Oak Core Growth
  Fund                       --          --         --         --         --        196          196
Pin Oak Aggressive
  Stock Fund                 --     137,532    436,197    180,087     90,283     17,756      861,855
River Oak Discovery  Fund    --          --         --        --          --         16           16
Red Oak Technology
  Select Fund            35,997     610,821    726,266    293,676     34,233         --    1,700,993
Black Oak Emerging
  Technology Fund            --      65,445    212,845     15,085         --         --      293,375
Live Oak Health
  Sciences Fund              --          --      2,582         --         71         --        2,653

During the period ended October 31, 2005, the Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and the Live Oak Health Sciences Fund utilized $21,432,154, $8,146,064 and $251,618 of capital loss carryforwards to offset capital gains, respectively.


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                                       35

Notes to Financial Statements (concluded)

April 30, 2006 (Unaudited)

At April 30, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                     FEDERAL      AGGREGATE      AGGREGATE          NET
                       TAX          GROSS          GROSS         UNREALIZED
                      COST      APPRECIATION    DEPRECIATION    APPRECIATION
                    --------   -------------    ------------    ------------
White Oak Select
  Growth Fund        $540,795     $160,619       $(32,840)       $127,779
Rock Oak Core
  Growth Fund           9,995        1,863           (303)          1,560
Pin Oak Aggressive
  Stock Fund           79,213       43,975         (7,472)         36,503
River Oak Discovery
  Fund                  4,631          840            (93)            747
Red Oak
  Technology
  Select Fund         109,969       31,813         (3,941)         27,872
Black Oak
  Emerging
  Technology
  Fund                 35,916       13,539         (1,194)         12,345
Live Oak Health
  Sciences Fund        27,342        8,034         (2,572)          5,462

8.  CONCENTRATION OF CREDIT RISK
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.


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                                       36

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

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                                       37

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

---------------------------------------------------------------------------------------

                                     BEGINNING      ENDING                  EXPENSES
                                       ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                        VALUE       VALUE        EXPENSE     DURING
                                      11/01/05    04/30/06       RATIOS      PERIOD*
---------------------------------------------------------------------------------------
White Oak Select Growth Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                $1,000.00     1,046.90       1.17%      $5.94
   Hypothetical 5% Return             1,000.00     1,018.99       1.17        5.86
---------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                 1,000.00     1,105.90       1.19        6.21
   Hypothetical 5% Return             1,000.00     1,018.89       1.19        5.96
---------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                 1,000.00     1,012.30       1.18        5.89
   Hypothetical 5% Return             1,000.00     1,018.94       1.18        5.91
---------------------------------------------------------------------------------------
River Oak Discovery Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                 1,000.00     1,219.80       1.35        7.43
   Hypothetical 5% Return             1,000.00     1,018.10       1.35        6.76
---------------------------------------------------------------------------------------
Red Oak Technology Select Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                 1,000.00     1,064.10       1.21        6.19
   Hypothetical 5% Return             1,000.00     1,018.79       1.21        6.06
---------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                 1,000.00     1,161.00       1.22        6.54
   Hypothetical 5% Return             1,000.00     1,018.74       1.22        6.11
---------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
---------------------------------------------------------------------------------------
   Actual Fund Return                 1,000.00       979.40       1.18        5.79
   Hypothetical 5% Return             1,000.00     1,018.94       1.18        5.91
---------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


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



Board Considerations in Approving the Advisory Agreement

The advisory agreement between the Trust and the Adviser (the "Advisory Agreement") must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. On February 8, 2006, the Trustees met in person to decide whether to renew the Advisory Agreement with respect to each Fund for an additional one-year term, effective March 1, 2006. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser to assist in its deliberations (the "Adviser Materials"). The Independent Trustees met with Jim Oelschlager and with each of the Funds' portfolio managers prior to their February 8, 2006 meeting to discuss the renewal of the Advisory Agreement, the performance of each Fund and the implementation of the Adviser's investment philosophy and goals. The Independent Trustees also discussed the renewal of the Agreement in a separate meeting of the Independent Trustees. In addition, the Trustees received information from other representatives of the Adviser at their February 8, 2006 meeting.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously voted to renew the Advisory Agreement for an additional one-year term. In determining to approve the Advisory Agreement for the Funds, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative but took into account a number of factors.

The Trustees considered the nature, extent, and quality of the services to be provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Fund officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser's organizational structure, personnel, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser's investment philosophy, performance record, and trade execution capabilities. The Trustees concluded that the Adviser was committed to the success of the Funds and had devoted an adequate amount of resources to manage the investment operations of the Funds and to perform the associated administrative and compliance duties related to the management of the Funds. Further, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

The Trustees considered the investment performance of the Adviser. The Trustees reviewed presentations by Fund officers as well as a report prepared by the Trust's administrator that provided performance information for each of the Funds and performance information for various benchmarks and peer mutual funds as categorized by Lipper, Inc and Morningstar. The Adviser also discussed its analysis of the performance data and reviewed the various factors contributing to each Fund's long-term and more recent performance. The Trustees considered performance of the Adviser in managing the Funds and compared it to both benchmark and various peer group data. During its executive sessions, the Independent Trustees further compared Fund


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                                       39

Board Considerations in Approving the Advisory Agreement


performance to each Fund's respective peer group and considered the Funds' respective Lipper and Morningstar ratings, and provided the Adviser with recommendations designed to improve the performance of certain of the Funds. Taking note of the Adviser's discussion of (i) the various factors contributing to each Fund's performance, (ii) its continuing commitment to each Fund's current investment strategy and portfolio holdings, respectively; and (iii) the measures it was undertaking designed to improve the performance of the White Oak Select Growth, Pin Oak Aggressive Stock, Red Oak Technology Select and Black Oak Emerging Technology Funds, the Trustees (a) determined that they would continue to closely monitor the Adviser's investment performance with respect to the White Oak Select Growth, Pin Oak Aggressive Stock, Red Oak Technology Select and Black Oak Emerging Technology Funds, and (b) concluded that the investment performance of the Rock Oak Core Growth, River Oak Discovery and Live Oak Health Sciences Funds was reasonable based on each Fund's actual and comparative performance.

The Trustees considered the advisory fees to be paid to the Adviser, the total expenses of each Fund, and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Fund officers and comparative information on fees paid and expenses incurred by peer mutual funds as categorized by Lipper, Inc. The Trustees further considered the profits derived by the Adviser from its relationship with the Funds, based on information reported by the Adviser. The Trustees concluded that the advisory fees to be paid to the Adviser were reasonable and the result of arm's-length negotiations, and that the Adviser's expected profits from the advisory fees would not be excessive, in relation to the level of services provided. Further, the Independent Trustees considered the information it was provided about Oak's efforts to support the distribution of the Funds from its own resources, and noted that its previous conclusion that the advisory fee was reasonable was based on the Adviser's advisory services, and not its distribution efforts from the legitimate profits derived from that fee.

The Trustees considered the Adviser's policies with respect to obtaining benefits from their use of the Funds' brokerage commissions to obtain research that could be used for the Adviser's other clients, and the Trustees concluded that the Adviser's policies were reasonable designed to achieve best execution on Fund trades.

The Trustees considered the extent to which economies of scale would be realized if one or more Funds grow and whether fee levels reflect these possible economies of scale for the benefit of shareholders in the Funds. In this regard, the Trustees primarily considered current asset levels of each Fund and the Adviser's representation that economies of scale did not exist at this time. The Adviser represented that, in the event that one or more Fund's asset levels increased in the future, it would consider how any benefits from economies of scale would be realized by the various parties, including the implementation of breakpoints in the Fund's advisory fee schedule. The Trustees concluded that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders in the Funds.

Based on their evaluation of the factors described above, the Trustees, including the Independent Trustees, concluded it was appropriate and desirable for the Adviser to continue its management of each of the Funds and approved the continuance of the Advisory Agreement.

1-888-462-5386
                                       40

Contact Us

BY MAIL          Oak Associates Funds
                 P.O. Box 219441
                 Kansas City, MO 64121-9441

BY TELEPHONE     1-888-462-5386

ON THE WEB       www.oakfunds.com

                 Click on the MY OAK ACCOUNT section to take advantage of these features:

                 o Trade Online
                 o Access and Update Account Information
                 o Go Paperless with E-Delivery

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at http://www.sec.gov.

[OAK ASSOCIATES FUNDS LOGO OMITTED]


1-888-462-5386
P.O. Box 219441
Kansas City, MO 64121-9441
www.oakfunds.com

OAK-F-022-14000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Oak Associates Funds


By (Signature and Title)*                     /s/ William E. White
                                              ---------------------------------
William E. White, President

Date:   June 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ William E. White
                                              ----------------------------------
                                              William E. White, President

Date:   June 26, 2006


By (Signature and Title)*                     /s/ Eric Kleinschmidt
                                              ----------------------------------
                                              Eric Kleinschmidt, Treasurer & CFO

Date:   June 26, 2006


* Print the name and title of each signing officer under his or her signature.